Label	Element	Value
(WFA Small Cap Core Fund - Classes A and C) | (Wells Fargo Small Cap Core Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 12 and 13 of the Prospectus and "Additional Purchase and Redemption Information" on page 39 of the Statement of Additional Information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index was approximately $32 million to $5.5 billion, as of September 30, 2016, and is expected to change frequently. We may also invest in equity securities of foreign issuers, including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 60 securities that are diversified among major economic sectors. In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2011	+18.40%
Lowest Quarter: 4th Quarter 2008	-26.58%
Year-to-date total return as of 9/30/2016 is +3.35%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015 (returns reflect applicable sales charges)	[2]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Small Cap Core Fund - Classes A and C) | (Wells Fargo Small Cap Core Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
(WFA Small Cap Core Fund - Classes A and C) | (Wells Fargo Small Cap Core Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.33%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,084
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)	[2]
Annual Return 2006	rr_AnnualReturn2006	10.77%
Annual Return 2007	rr_AnnualReturn2007	(3.21%)
Annual Return 2008	rr_AnnualReturn2008	(36.42%)
Annual Return 2009	rr_AnnualReturn2009	14.15%
Annual Return 2010	rr_AnnualReturn2010	22.72%
Annual Return 2011	rr_AnnualReturn2011	1.29%
Annual Return 2012	rr_AnnualReturn2012	14.47%
Annual Return 2013	rr_AnnualReturn2013	35.15%
Annual Return 2014	rr_AnnualReturn2014	12.27%
Annual Return 2015	rr_AnnualReturn2015	1.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +3.35%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.35%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	12.35%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 20, 2016
(WFA Small Cap Core Fund - Classes A and C) | (Wells Fargo Small Cap Core Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.72%
5 Years	rr_AverageAnnualReturnYear05	12.20%
10 Years	rr_AverageAnnualReturnYear10	5.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 20, 2016
(WFA Small Cap Core Fund - Classes A and C) | (Wells Fargo Small Cap Core Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	9.80%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 20, 2016
(WFA Small Cap Core Fund - Classes A and C) | (Wells Fargo Small Cap Core Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.08%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,119
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,410
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,119
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,410
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	12.35%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 20, 2016
(WFA Small Cap Core Fund - Administrator Class) | (Wells Fargo Small Cap Core Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index was approximately $32 million to $5.5 billion, as of September 30, 2016, and is expected to change frequently. We may also invest in equity securities of foreign issuers, including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 60 securities that are diversified among major economic sectors. In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2011	+18.40%
Lowest Quarter: 4th Quarter 2008	-26.58%
Year-to-date total return as of 9/30/2016 is +3.39%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[5]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Small Cap Core Fund - Administrator Class) | (Wells Fargo Small Cap Core Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
(WFA Small Cap Core Fund - Administrator Class) | (Wells Fargo Small Cap Core Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.25%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,511
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Administrator Class as of 12/31 each year	[5]
Annual Return 2006	rr_AnnualReturn2006	10.77%
Annual Return 2007	rr_AnnualReturn2007	(3.21%)
Annual Return 2008	rr_AnnualReturn2008	(36.42%)
Annual Return 2009	rr_AnnualReturn2009	14.15%
Annual Return 2010	rr_AnnualReturn2010	22.72%
Annual Return 2011	rr_AnnualReturn2011	1.29%
Annual Return 2012	rr_AnnualReturn2012	14.47%
Annual Return 2013	rr_AnnualReturn2013	35.15%
Annual Return 2014	rr_AnnualReturn2014	12.27%
Annual Return 2015	rr_AnnualReturn2015	1.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +3.39%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.39%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	12.35%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 20, 2016
(WFA Small Cap Core Fund - Administrator Class) | (Wells Fargo Small Cap Core Fund) | Administrator Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.72%
5 Years	rr_AverageAnnualReturnYear05	12.20%
10 Years	rr_AverageAnnualReturnYear10	5.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 20, 2016
(WFA Small Cap Core Fund - Administrator Class) | (Wells Fargo Small Cap Core Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	9.80%
10 Years	rr_AverageAnnualReturnYear10	4.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 20, 2016
(WFA Small Cap Core Fund - Institutional Class) | (Wells Fargo Small Cap Core Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index was approximately $32 million to $5.5 billion, as of September 30, 2016, and is expected to change frequently. We may also invest in equity securities of foreign issuers, including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 60 securities that are diversified among major economic sectors. In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2011	+18.40%
Lowest Quarter: 4th Quarter 2008	-26.58%
Year-to-date total return as of 9/30/2016 is +3.60%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[7]
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Small Cap Core Fund - Institutional Class) | (Wells Fargo Small Cap Core Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
(WFA Small Cap Core Fund - Institutional Class) | (Wells Fargo Small Cap Core Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class as of 12/31 each year	[7]
Annual Return 2006	rr_AnnualReturn2006	10.77%
Annual Return 2007	rr_AnnualReturn2007	(3.21%)
Annual Return 2008	rr_AnnualReturn2008	(36.42%)
Annual Return 2009	rr_AnnualReturn2009	14.15%
Annual Return 2010	rr_AnnualReturn2010	22.72%
Annual Return 2011	rr_AnnualReturn2011	1.29%
Annual Return 2012	rr_AnnualReturn2012	14.47%
Annual Return 2013	rr_AnnualReturn2013	35.15%
Annual Return 2014	rr_AnnualReturn2014	12.27%
Annual Return 2015	rr_AnnualReturn2015	1.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +3.60%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.60%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	12.35%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2005
(WFA Small Cap Core Fund - Institutional Class) | (Wells Fargo Small Cap Core Fund) | Institutional Class | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	12.27%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2005
(WFA Small Cap Core Fund - Institutional Class) | (Wells Fargo Small Cap Core Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	9.88%
10 Years	rr_AverageAnnualReturnYear10	4.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Sep. 13, 2005
(WFA Small Cap Core Fund - Class R6) | (Wells Fargo Small Cap Core Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

  up to 10% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index was approximately $32 million to $5.5 billion, as of September 30, 2016, and is expected to change frequently. We may also invest in equity securities of foreign issuers, including ADRs and similar investments. Generally, we avoid investments in issuers we deem to have significant alcohol, gaming or tobacco business.

We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase. Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. This disciplined process leads to a focused, target portfolio of approximately 60 securities that are diversified among major economic sectors. In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Investment Style Risk. Securities of a particular investment style, such as a growth style or value style, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2011	+18.40%
Lowest Quarter: 4th Quarter 2008	-26.58%
Year-to-date total return as of 9/30/2016 is +3.65%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2015	[8]
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Small Cap Core Fund - Class R6) | (Wells Fargo Small Cap Core Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
10 Years	rr_AverageAnnualReturnYear10	6.80%
(WFA Small Cap Core Fund - Class R6) | (Wells Fargo Small Cap Core Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.90%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year	[8]
Annual Return 2006	rr_AnnualReturn2006	10.77%
Annual Return 2007	rr_AnnualReturn2007	(3.21%)
Annual Return 2008	rr_AnnualReturn2008	(36.42%)
Annual Return 2009	rr_AnnualReturn2009	14.15%
Annual Return 2010	rr_AnnualReturn2010	22.72%
Annual Return 2011	rr_AnnualReturn2011	1.29%
Annual Return 2012	rr_AnnualReturn2012	14.47%
Annual Return 2013	rr_AnnualReturn2013	35.15%
Annual Return 2014	rr_AnnualReturn2014	12.27%
Annual Return 2015	rr_AnnualReturn2015	1.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 9/30/2016 is +3.65%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.65%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.58%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
1 Year	rr_AverageAnnualReturnYear01	1.77%
5 Years	rr_AverageAnnualReturnYear05	12.35%
10 Years	rr_AverageAnnualReturnYear10	5.51%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 20, 2016

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Historical performance shown for the Class A and Class C shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class A and Class C shares expenses. If these expenses had been included, returns for Class A and Class C shares would be lower. The Institutional Class shares annual returns are substantially similar to what the Class A and Class C shares annual returns would be because Class A, Class C and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Historical performance shown for all classes of the Fund prior to May 20, 2016 is based on the performance of the Fund's predecessor, Golden Small Cap Core Fund.
[3]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[4]	The Manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Administrator Class shares expenses. If these expenses had been included, returns for Administrator Class shares would be lower. The Institutional Class shares annual returns are substantially similar to what the Administrator Class shares annual returns would be because the Administrator Class and the Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Historical performance shown for all classes of the Fund prior to May 20, 2016 is based on the performance of the Fund's predecessor, Golden Small Cap Core Fund.
[6]	The Manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	Historical performance shown for the Institutional Class shares prior to May 20, 2016 is based on the performance of the Fund's predecessor, Golden Small Cap Core Fund.
[8]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Class R6 shares expenses. If these expenses had been included, returns for Class R6 shares would be higher. The Institutional Class shares annual returns are substantially similar to what the Class R6 shares annual returns would be because the Class R6 and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Historical performance shown for all classes of the Fund prior to May 20, 2016 is based on the performance of the Fund's predecessor, Golden Small Cap Core Fund.